NET TRADING INCOME (Details) - Schedule of Net Trading Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Net Trading Income [Abstract]
Foreign exchange translation gains/(losses)	£ 342	£ (174)	£ 1,363
Gains on foreign exchange trading transactions	580	517	542
Total foreign exchange	922	343	1,905
Investment property gains (losses) (note 26)	139	230	(83)
Securities and other gains (see below)	(4,937)	11,244	16,723
Net trading income	£ (3,876)	£ 11,817	£ 18,545